Convertible Redeemable Preferred Shares (Details)	1 Months Ended				6 Months Ended		12 Months Ended
	Jan. 31, 2022 USD ($) shares	Jan. 31, 2022 CNY (¥) shares	Nov. 30, 2020 USD ($) shares	Nov. 30, 2020 CNY (¥) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($)	Jun. 30, 2022 USD ($) shares	Jun. 30, 2021 USD ($) shares	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($) shares	Jun. 30, 2019 CNY (¥) shares	Dec. 31, 2020 shares	Sep. 30, 2020 shares
Convertible Redeemable Preferred Shares (Details) [Line Items]
Percentage of redemption price per Preferred Share					100.00%		100.00%
Interest rate per annum					8.00%		8.00%
Initial interest rate per annum					12.00%		12.00%
Internal rate of return					8.00%		8.00%
Percentage of investment amount					100.00%		100.00%
Percent of Company's distributable profits payable					100.00%		100.00%
Distributable profits					30.00%		30.00%
Dividend declared or accrued (in Dollars) | $					$ 0	$ 0	$ 0	$ 0	$ 0
Deemed dividend (in Dollars) | $								2,084,786
Percentage of changed					2.00%		2.00%
Preferred shareholders (in Dollars) | $								$ 101,948
Conversion ratio							0.7807324
Series Seed Convertible Redeemable Preferred Shares [Member]
Convertible Redeemable Preferred Shares (Details) [Line Items]
Convertible redeemable preferred shares, issued					0		4,675,347	4,675,347		5,699,962	5,699,962
Convertible redeemable preferred shares, outstanding					0		4,675,347	4,675,347		5,699,962	5,699,962
Series Seed Convertible Redeemable Preferred Shares [Member] | Series A One Investor [Member]
Convertible Redeemable Preferred Shares (Details) [Line Items]
Shares purchased													1,024,615
Series A Convertible Redeemable Preferred Shares [Member]
Convertible Redeemable Preferred Shares (Details) [Line Items]
Convertible redeemable preferred shares, issued					0		5,205,637	5,205,637
Convertible redeemable preferred shares, outstanding					0		5,205,637	5,205,637
Convertible redeemable preferred shares										7,352,952	7,352,952
Cash consideration										$ 3,160,565	¥ 20,000,000
Series A Convertible Redeemable Preferred Shares [Member] | Certain Series B Investors [Member]
Convertible Redeemable Preferred Shares (Details) [Line Items]
Shares purchased													2,147,316
Shares redesignated													2,147,316
Series A-1 Convertible Redeemable Preferred Shares [Member]
Convertible Redeemable Preferred Shares (Details) [Line Items]
Convertible redeemable preferred shares, issued					0		5,202,768	5,202,768		6,127,671	6,127,671
Convertible redeemable preferred shares, outstanding					0		5,202,768	5,202,768
Cash consideration										$ 6,234,220	¥ 40,000,000
Series A-1 Convertible Redeemable Preferred Shares [Member] | Series A One Investor [Member]
Convertible Redeemable Preferred Shares (Details) [Line Items]
Shares purchased													1,024,615
Shares redesignated													1,024,615
Series A-1 Convertible Redeemable Preferred Shares [Member] | One Series B Plus Investor [Member]
Convertible Redeemable Preferred Shares (Details) [Line Items]
Shares purchased												678,093	678,093
Shares redesignated												678,093
Series A-1 Convertible Redeemable Preferred Shares [Member] | One Series B Investor [Member]
Convertible Redeemable Preferred Shares (Details) [Line Items]
Shares purchased												762,855
Series A-1 Convertible Redeemable Preferred Shares [Member] | Series A Two Investors [Member]
Convertible Redeemable Preferred Shares (Details) [Line Items]
Shares purchased												508,570
Series A-2 Convertible Redeemable Preferred Shares [Member]
Convertible Redeemable Preferred Shares (Details) [Line Items]
Convertible redeemable preferred shares, issued					0		3,540,046	3,540,046		3,031,476	3,031,476
Convertible redeemable preferred shares, outstanding					0		3,540,046	3,540,046
Cash consideration										$ 2,990,878	¥ 20,000,000
Series A-2 Convertible Redeemable Preferred Shares [Member] | Series A Two Investors [Member]
Convertible Redeemable Preferred Shares (Details) [Line Items]
Shares redesignated												508,570
Series A-3 Convertible Redeemable Preferred Shares [Member]
Convertible Redeemable Preferred Shares (Details) [Line Items]
Convertible redeemable preferred shares, issued					0		3,789,358	3,789,358		3,789,358	3,789,358
Convertible redeemable preferred shares, outstanding					0		3,789,358	3,789,358
Cash consideration										$ 3,610,056	¥ 25,000,000
Series B Convertible Redeemable Preferred Shares [Member]
Convertible Redeemable Preferred Shares (Details) [Line Items]
Convertible redeemable preferred shares, issued			8,137,098	8,137,098	0		11,047,269	11,047,269
Convertible redeemable preferred shares, outstanding					0		11,047,269	11,047,269
Series B Convertible Redeemable Preferred Shares [Member] | Certain Series B Investors [Member]
Convertible Redeemable Preferred Shares (Details) [Line Items]
Shares redesignated													2,147,316
Series B Convertible Redeemable Preferred Shares [Member] | One Series B Investor [Member]
Convertible Redeemable Preferred Shares (Details) [Line Items]
Shares redesignated												762,855
Series B+ convertible redeemable preferred shares [Member]
Convertible Redeemable Preferred Shares (Details) [Line Items]
Convertible redeemable preferred shares, issued					0		5,424,746	5,424,746
Convertible redeemable preferred shares, outstanding					0		5,424,746	5,424,746
Convertible redeemable preferred shares			4,746,653	4,746,653
Cash consideration			$ 28,028,845	¥ 190,000,000
Incurred issuance costs			$ 303,402	¥ 2,009,154
Series C Convertible Redeemable Preferred Shares [Member]
Convertible Redeemable Preferred Shares (Details) [Line Items]
Convertible redeemable preferred shares, issued	2,419,909	2,419,909			0		2,419,909	0
Convertible redeemable preferred shares, outstanding					0		2,419,909	0
Cash consideration	$ 11,807,305	¥ 75,000,000
Redeemable Preferred Stock [Member]
Convertible Redeemable Preferred Shares (Details) [Line Items]
Percentage of redemption price per Preferred Share					100.00%		100.00%
Interest rate per annum					8.00%		8.00%
Series B and Series B Plus Convertible Redeemable Preferred Shares [Member]
Convertible Redeemable Preferred Shares (Details) [Line Items]
Interest rate per annum					8.00%		8.00%
Initial interest rate per annum					12.00%		12.00%
Percentage of changed					8.00%		8.00%
Series B+ Convertible Redeemable Preferred Shares. [Member]
Convertible Redeemable Preferred Shares (Details) [Line Items]
Convertible redeemable preferred shares			4,746,653	4,746,653
Cash consideration			$ 28,028,845	¥ 190,000,000
Incurred issuance costs			$ 303,402	¥ 2,009,154
Series B+ Convertible Redeemable Preferred Shares. [Member] | One Series B Plus Investor [Member]
Convertible Redeemable Preferred Shares (Details) [Line Items]
Shares redesignated													678,093
Class A Ordinary Shares [Member]
Convertible Redeemable Preferred Shares (Details) [Line Items]
Conversion							12,355,106
Warrants to subscribe							14,371,901
Class B Ordinary Shares [Member]
Convertible Redeemable Preferred Shares (Details) [Line Items]
Conversion							5,541,207